Benefit Plans (Details) - Schedule of net periodic benefit cost recognized in the consolidated statements of comprehensive loss - Aria Energy LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Service cost	$ 19	$ 24	$ 49	$ 41	$ 45
Interest cost	45	52	103	109	98
Amortization of prior service cost	(6)	(6)	12	(9)	(9)
Recognition of net actuarial loss	40	44	87	38	65
Net periodic benefit cost	$ 110	$ 126	$ 251	$ 179	$ 199